Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	79 Months Ended
	Mar. 31, 2026	Mar. 31, 2026	Mar. 31, 2026
C000257761
Average Annual Return [Line Items]
Line Graph and Table Measure Name	DoubleLine Securitized Credit ETF (DSCO)
Without Sales Load [Member] | C000257761
Average Annual Return [Line Items]
Average Annual Return, Percent	5.37%	2.79%	1.95%
Bloomberg US Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	4.35%	0.31%	0.74%